Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2024
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets

Note 16 Exploration and Evaluation Assets

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Exploration and evaluation assets – at cost	$—	$—
The capitalized exploration and evaluation assets carried forward above have been determined as follows:
Balance at the beginning of the period	$—	$2,212,013
Expenditure incurred during the period	—	16,691
Exchange differences	—	(8,752)
Assets classified as held for sale	—	(2,219,952)
Balance at the end of the period	$—	$—

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Assets classified as held for sale	$2,044,673	$2,219,952
Balance at the beginning of the period	$2,219,952	$—
Expenditure incurred during the period	36,604	—
Exchange differences	(211,883)	—
Assets classified as held for sale	—	2,219,952
Balance at the end of the period	$2,044,673	$2,219,952

The Company holds tenement rights to a high-grade natural flake graphite deposit located in Northern Queensland, Australia. In October 2023, the Company decided to pursue potential opportunities to realize the value of these assets through a strategic transaction. All tenement rights remain current, exploration activity is continuing to the extent required under the tenement rights, a resource, principally high-grade graphite, has been identified, and the assets are available for sale in their current conditions. In April 2024, the Company signed a Share Sale and Purchase Agreement under which its wholly owned subsidiary, MD South Tenements Pty Ltd, which holds the Mount Dromedary natural graphite exploration interests, will be divested to Axon Graphite Limited (“Axon Graphite”), a wholly owned subsidiary of Lithium Energy Limited (“Lithium Energy”). As a consideration for the transaction, the Company will receive shares in Axon

Graphite, subject to the completion of the parties’ due diligence enquiries, completion of the initial public offering (“IPO”) of Axon Graphite, and receipt of approval and admission of Axon Graphite to the Australian Securities Exchange (“ASX”). On September 9, 2024, the Company and Lithium Energy provided an update on the spin-out and IPO and ASX listing of Axon Graphite, which encompasses the merger of the high-grade natural graphite assets of Lithium Energy (known as the Burke and Corella Deposits) and the Company (known as the Mt Dromedary Deposit) to form a distinct vertically integrated Battery Anode Material business in Queensland, Australia. The timing of this strategic transaction is out of management's control.